Note 9 - Financial Instruments (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Note 9 - Financial Instruments (Details) [Line Items]
Long-term Debt, Fair Value	$ 52,600,000
Difference between Fair Value and Carrying Value	1,500,000
Long-term Debt		54,125,000
Carrying Value (Member)
Note 9 - Financial Instruments (Details) [Line Items]
Long-term Debt	$ 54,100,000
Interest Rate Swap [Member]
Note 9 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	3	3